Income Tax Provision (Details 1)	1 Months Ended
Feb. 28, 2014
Effective income tax rate as a percentage of income before income taxes:
Federal statutory income tax rate	34.00%
Increase (reduction) in income tax provision resulting from:
Net operating loss (“NOL”) carry-forwards	(34.00%)
Effective income tax rate	0.00%